Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings
22. Borrowings
22.1 Details of borrowings as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
General borrowings	￦	50,675,884	￦	52,433,193
Bonds sold under repurchase agreements and others		15,652,135		12,803,106
Call money		3,255,542		2,840,713

	￦	69,583,561	￦	68,077,012

22.2 Details of general borrowings as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		Lenders	Interest rate (%) as of December 31, 2024	December 31, 2023		December 31, 2024
Borrowings in Korean won	Borrowings from the Bank of Korea	The Bank of Korea	1.50	￦	2,520,472	￦	4,618,026
	Borrowings from the government	SEMAS and others	0.00 ~ 3.50		2,500,160		2,409,409
	Borrowings from banks	Shinhan Bank and others	2.20 ~ 6.76		1,764,900		1,267,487
	Borrowings from non-banking financial institutions	Korea Securities Finance Corporation and others	0.98 ~ 6.59		2,780,823		3,014,113
	Other borrowings	The Korea Development Bank and others	0.00 ~ 8.83		22,645,638		22,294,928

					32,211,993		33,603,963

Borrowings in foreign currencies	Due to banks	Woori Bank and others	—		38,191		15,155
	Borrowings from banks	Citicorp International Ltd. a nd others	1.97 ~ 9.15		15,437,388		15,914,710
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	5.00 ~ 5.26		24,662		6,027
	Other borrowings	DBS Bank and others	0.00 ~ 8.33		2,963,650		2,893,338

					18,463,891		18,829,230

				￦	50,675,884	￦	52,433,193

22.3 Details of bonds sold under repurchase agreements and others as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Lenders	Interest rate (%) as of December 31, 2024	December 31, 2023		December 31, 2024
Bonds sold under repurchase agreements	Individuals, groups, and corporations	0.00~6.60	￦	15,645,498	￦	12,794,534
Bills sold	Counter sale	1.55~2.00		6,637		8,572

			￦	15,652,135	￦	12,803,106

22.4 Details of call money as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Lenders	Interest rate (%) as of December 31, 2024	December 31, 2023		December 31, 2024
Call money in Korean won	Heungkuk Asset Management and others	3.28~3.43	￦	1,540,000	￦	820,000
Call money in foreign currencies	BANK CIMB NIAGA and others	1.45~8.80		1,715,542		2,020,713

			￦	3,255,542	￦	2,840,713